Note 25 - Other Expenses - Employee Benefits Expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Wages, salaries and commissions	$ 264,566	$ 237,867
Benefits	24,239	24,100
Employee benefits expense	$ 288,805	$ 261,967